Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 193,583	¥ 11,027
Less: accumulated amortization	(4,493)	(999)
Intangible assets, net	189,090	10,028
Trademarks
Finite Lived Intangible Assets [Line Items]
Total cost	177,805	7,592
Software
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 15,778	¥ 3,435